Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MONEY MARKET INSTRUMENTS INC
Central Index Key	dei_EntityCentralIndexKey	0000030160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
DREYFUS MONEY MARKET INSTRUMENTS INC - MONEY MARKET SERIES (Prospectus Summary) | DREYFUS MONEY MARKET INSTRUMENTS INC - MONEY MARKET SERIES | DREYFUS MONEY MARKET INSTRUMENTS INC - MONEY MARKET SERIES

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMIXX
DREYFUS MONEY MARKET INSTRUMENTS INC - GOVERNMENT SERIES (Prospectus Summary) | DREYFUS MONEY MARKET INSTRUMENTS INC - GOVERNMENT SERIES | DREYFUS MONEY MARKET INSTRUMENTS INC - GOVERNMENT SERIES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMMXX